Statements of Changes in Stockholders' (Deficit) Equity (Unaudited) - USD ($)	Series B Convertible Preferred Stock [Member]	Series C Convertible Preferred Stock [Member]	Series C-1 Convertible Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2016				$ 16,097	$ (217)	$ 23,785,756	$ (69,052,203)	$ (45,250,567)
Balance, Shares at Dec. 31, 2016				16,095,929	(216,667)
Issuance of Series C Convertible Preferred Stock and warrants for cash in an offering (net of $3.7 million warrant liability, offset by $2.8 million of loss on issuance of Series C Convertible Preferred Stock)		$ 79				(79)
Issuance of Series C Convertible Preferred Stock and warrants for cash in an offering (net of $3.7 million warrant liability, offset by $2.8 million of loss on issuance of Series C Convertible Preferred Stock), shares		79,368
Issuance of Series C-1 Convertible Preferred Stock and warrants for cash and digital currency in an offering (net of $1.5 million warrant liability,offset by $478,000 of loss on issuance of Series C-1 Convertible Preferred Stock)			$ 65			(65)
Issuance of Series C-1 Convertible Preferred Stock and warrants for cash and digital currency in an offering (net of $1.5 million warrant liability,offset by $478,000 of loss on issuance of Series C-1 Convertible Preferred Stock), shares			64,710
Issuance of common stock for settlement of debt				$ 833		60,834		61,667
Issuance of common stock for settlement of debt, shares				833,333
Issuance of Series B Convertible Preferred Stock in exchange for convertible notes payable	$ 1,160					74,299,064		74,300,224
Issuance of Series B Convertible Preferred Stock in exchange for convertible notes payable, shares	1,160,941
Conversion of Series B Convertible Preferred stock to common stock	$ (1,135)			$ 227,013		(225,878)
Conversion of Series B Convertible Preferred stock to common stock, shares	(1,135,064)			227,012,800
Conversion of Series C Convertible Preferred Stock to common stock		$ (79)		$ 15,874		(15,795)
Conversion of Series C Convertible Preferred Stock to common stock, Shares		(79,368)		15,873,600
Conversion of Series C-1 Convertible Preferred Stock to common stock			$ (15)	$ 2,941		(2,926)
Conversion of Series C-1 Convertible Preferred Stock to common stock, shares			(14,706)	2,941,200
Issuance of common stock due to Anti-Dilution provision				$ 14,517		(14,517)
Issuance of common stock due to Anti-Dilution provision, shares				14,517,352
Cashless warrant exercise				$ 81,857		12,196,111		12,277,968
Cashless warrant exercise, shares				81,856,798
Management redemption from escrow account					$ (400)	400
Management redemption from escrow account, shares					(400,000)
Issuance of common stock for services				$ 125		9,875		10,000
Issuance of common stock for services, Shares				125,000
Issuance of common stock as consideration for warrant Amendment				$ 4,400		435,600		440,000
Issuance of common stock as consideration for warrant Amendment, shares				4,400,000
Reclassification from derivative liability to stockholders' equity						4,138,704		4,138,704
Fractional shares adjusted for reverse split				$ 4		(4)
Fractional shares adjusted for reverse split, shares				4,424
Cancellation of treasury stock				$ (617)	$ 617
Cancellation of treasury stock, shares				(616,667)	616,667
Warrant exercise
Warrant exercise, shares
Net loss							(45,464,569)	(45,464,569)
Balance at Dec. 31, 2017	$ 25		$ 50	$ 12,101		115,018,023	(114,516,772)	513,427
Balance, Shares at Dec. 31, 2017	25,877		50,004	12,101,462
Conversion of Series B Convertible Preferred stock to common stock	$ (25)			$ 173		(173)		(25)
Conversion of Series B Convertible Preferred stock to common stock, shares	(25,877)			172,513
Net loss							(164,935)	(164,935)
Balance at Mar. 31, 2018			$ 50	$ 12,274		115,017,850	(114,681,707)	348,467
Balance, Shares at Mar. 31, 2018			50,004	12,273,975
Balance at Dec. 31, 2017	$ 25		$ 50	$ 12,101		115,018,023	(114,516,772)	513,427
Balance, Shares at Dec. 31, 2017	25,877		50,004	12,101,462
Issuance of common stock for settlement of debt
Conversion of Series B Convertible Preferred stock to common stock	$ (25)			$ 5,175		(5,150)
Conversion of Series B Convertible Preferred stock to common stock, shares	(25,877)			5,175,400
Conversion of Series C-1 Convertible Preferred Stock to common stock			$ (21)	$ 4,118		(4,097)
Conversion of Series C-1 Convertible Preferred Stock to common stock, shares			(20,590)	4,118,000
Issuance of common stock due to Anti-Dilution provision
Cashless warrant exercise				$ 269		(269)
Cashless warrant exercise, shares				268,817
Management redemption from escrow account
Issuance of common stock as consideration for warrant Amendment
Warrant exercise				$ 2,850		54,150		57,000
Warrant exercise, shares				2,850,000
Net loss							(826,420)	(826,420)
Balance at Dec. 31, 2018			$ 29	$ 12,515		115,074,655	(115,343,192)	(255,993)
Balance, Shares at Dec. 31, 2018			29,414	12,515,201
Warrant exercise				$ 725		227,645		228,370
Warrant exercise, shares				725,564
Net loss							(258,499)	(258,499)
Balance at Mar. 31, 2019			$ 29	$ 13,240		$ 115,302,300	$ (115,601,691)	$ (286,122)
Balance, Shares at Mar. 31, 2019			29,414	13,240,765